Accrued and Other Current Liabilities - Components of Accrued and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts Payable and Accrued Liabilities, Current [Abstract]
Product warranty (note 7)	$ 12,787	$ 11,448	$ 17,775	$ 19,794
Accrued compensation and employee benefits	3,873	8,418
Accrued restructuring liabilities (note 2)	900	5,210
Accrued purchase commitments	4,178	485
Other current liabilities	14,837	18,779
Accrued and other current liabilities	$ 36,575	$ 44,340